Gross Unrealized losses by Major Security (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	$ 746.2	$ 1,578.4
Gross Unrealized Losses	(34.0)	(102.3)
Less than 12 Months Fair Value	440.0	932.0
Less than 12 Months Unrealized Losses	(10.3)	(39.9)
12 Months or Greater Fair Value	306.2	646.4
12 Months or Greater Unrealized Losses	(23.7)	(62.4)
Fixed maturities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	628.0	1,344.3
Gross Unrealized Losses	(23.7)	(73.2)
Less than 12 Months Fair Value	339.3	715.8
Less than 12 Months Unrealized Losses	(2.1)	(13.1)
12 Months or Greater Fair Value	288.7	628.5
12 Months or Greater Unrealized Losses	(21.6)	(60.1)
Fixed maturities | State and local government obligations
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	162.8	93.6
Gross Unrealized Losses	(0.6)	(0.6)
Less than 12 Months Fair Value	123.1	79.5
Less than 12 Months Unrealized Losses	(0.5)	(0.5)
12 Months or Greater Fair Value	39.7	14.1
12 Months or Greater Unrealized Losses	(0.1)	(0.1)
Fixed maturities | Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	128.2	262.7
Gross Unrealized Losses	(1.0)	(6.5)
Less than 12 Months Fair Value	128.2	137.3
Less than 12 Months Unrealized Losses	(1.0)	(4.6)
12 Months or Greater Fair Value	0	125.4
12 Months or Greater Unrealized Losses	0	(1.9)
Fixed maturities | Residential mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	149.2	308.7
Gross Unrealized Losses	(9.2)	(35.3)
Less than 12 Months Fair Value	40.2	34.4
Less than 12 Months Unrealized Losses	(0.6)	(2.0)
12 Months or Greater Fair Value	109.0	274.3
12 Months or Greater Unrealized Losses	(8.6)	(33.3)
Fixed maturities | Commercial mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	7.1	203.7
Gross Unrealized Losses	(0.1)	(5.5)
Less than 12 Months Fair Value	2.1	161.4
Less than 12 Months Unrealized Losses	0	(3.5)
12 Months or Greater Fair Value	5.0	42.3
12 Months or Greater Unrealized Losses	(0.1)	(2.0)
Fixed maturities | Other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	25.0	284.2
Gross Unrealized Losses	(0.1)	(1.3)
Less than 12 Months Fair Value	20.8	259.7
Less than 12 Months Unrealized Losses	0	(1.0)
12 Months or Greater Fair Value	4.2	24.5
12 Months or Greater Unrealized Losses	(0.1)	(0.3)
Fixed maturities | Redeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	155.7	191.4
Gross Unrealized Losses	(12.7)	(24.0)
Less than 12 Months Fair Value	24.9	43.5
Less than 12 Months Unrealized Losses	0	(1.5)
12 Months or Greater Fair Value	130.8	147.9
12 Months or Greater Unrealized Losses	(12.7)	(22.5)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	118.2	234.1
Gross Unrealized Losses	(10.3)	(29.1)
Less than 12 Months Fair Value	100.7	216.2
Less than 12 Months Unrealized Losses	(8.2)	(26.8)
12 Months or Greater Fair Value	17.5	17.9
12 Months or Greater Unrealized Losses	(2.1)	(2.3)
Equity securities | Nonredeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	0	19.5
Gross Unrealized Losses	0	(3.7)
Less than 12 Months Fair Value	0	19.5
Less than 12 Months Unrealized Losses	0	(3.7)
12 Months or Greater Fair Value	0	0
12 Months or Greater Unrealized Losses	0	0
Equity securities | Common equities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	118.2	214.6
Gross Unrealized Losses	(10.3)	(25.4)
Less than 12 Months Fair Value	100.7	196.7
Less than 12 Months Unrealized Losses	(8.2)	(23.1)
12 Months or Greater Fair Value	17.5	17.9
12 Months or Greater Unrealized Losses	$ (2.1)	$ (2.3)